Digital Assets (Tables)	12 Months Ended
Dec. 31, 2023
Digital Assets [Abstract]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	December 31, 2023	December 31, 2022
BTC	$19,818,980	$15,796,147
ETH	$20,637,103	$11,791,181
	$40,456,083	$27,587,328

Schedule of Additional Information About BTC	The following table presents additional information about BTC for the years ended December 31, 2023, 2022, and 2021, respectively:
	For the Years Ended December 31,
	2023	2022	2021
Opening balance	$15,796,147	$28,846,587	$5,868,950
Receipt of BTC from mining services	44,240,418	31,414,102	96,078,586
Receipt of BTC from other income	140,724	-	-
Sales of BTC in exchange of cash	(4,679,714)	(9,837,211)	(16,973,380)
Sales of BTC in exchange of ETH	(11,756,006)	(12,160,450)	-
Sales of BTC in exchange of USDC	(17,251,504)	-	-
Payment of BTC for service charges from mining facilities	(1,758,441)	(1,199,380)	(14,443,484)
Payment of BTC as deposits for miners	-	-	(3,527,671)
Payment of BTC as deposits in hosting facilities	-	-	(9,292,646)
Payment of BTC for other expenses	(392,952)	(124,405)	(1,053,221)
Collection of BTC from a third party	-	-	59,300
Impairment of BTC	(4,519,692)	(21,143,096)	(27,869,847)
Ending balance	$19,818,980	$15,796,147	$28,846,587
	For the Years Ended December 31,
	2023	2022	2021
Opening balance	$11,791,181	$193,174	$-
Receipt of ETH from exchange of BTC	17,164,100	14,368,964	-
Receipt of ETH from mining services	-	856,604	-
Receipt of ETH from native staking business	531,702	5,722	-
Receipt of ETH from liquid staking business*	144,011	20,182	-
Other income in the form of ETH	540	31,179	27,326
Purchases of ETH	-	-	289,668
Payment of ETH for service charges from mining facilities	-	(173,473)	-
Sales of ETH in exchange of cash	(3,243,415)	-	-
Payment of ETH for other expenses	(22,757)	-	(96)
Payment of ETH to investment fund	(3,615,507)	-	-
Impairment of ETH	(2,112,752)	(3,511,171)	(123,724)
Ending balance	$20,637,103	$11,791,181	$193,174
*	It includes 71.7 rETH-H earned from the liquid staking activity in 2023.